Share - Based Payment (Tables)	12 Months Ended
Jun. 30, 2018
Summary of STI Performance Rights Granted

The model inputs for STI performance rights granted during the year ended June 30, 2018 included:

Grant date	August 2, 2017	November 17, 2017	November 28, 2017	November 29, 2017
Share price at grant date	$0.020	$0.024	$0.023	$0.023
Expected price volatility of the Company’s shares	49%	73%	74%	74%
Expected dividend yield	Nil	Nil	Nil	Nil
Risk-free interest rate	1.75%	1.79%	1.88%	1.73%

The model inputs for STI performance rights granted during the year ended June 30, 2017 included:

Grant date	February 10, 2017
Share price at grant date	$0.035
Expected price volatility of the Company’s shares	54%
Expected dividend yield	Nil
Risk-free interest rate	1.80%

The model inputs for STI performance rights granted during the year ended June 30, 2016 included:

Grant date	August 5, 2015	December 29, 2015	March 7, 2016
Share price at grant date	$0.047	$0.050	$0.041
Expected price volatility of the Company’s shares	167%	169%	169%
Expected dividend yield	Nil	Nil	Nil
Risk-free interest rate	2.03%	1.97%	2.14%

The model inputs for STI performance rights granted during the year ended 30 June 2018 included:

Grant date	17 November 2017
Share price at grant date	$0.024
Expected price volatility of the Company’s shares	73%
Expected dividend yield	Nil
Risk-free interest rate	1.79%

The model inputs for STI performance rights granted during the year ended June 30, 2017 included:

Grant date	25 November 2016
Share price at grant date	$0.037
Expected price volatility of the Company’s shares	56%
Expected dividend yield	Nil
Risk-free interest rate	1.92%

Schedule of Performance Rights Granted

The model inputs for these performance rights granted included:

Grant date	August 5, 2015
Measurement period	August 5, 2015 to August 5, 2017
Share price at grant date	$0.047
Expected price volatility of the Company’s shares	162%
Expected dividend yield	Nil
Risk-free interest rate	1.95%

Summary of Model Inputs for Perdirnance Rights Granted

The model inputs for performance rights granted during the year ended June 30, 2016 included:

Grant date	August 5, 2015	October 1, 2015
Measurement period – tranche 1	August 5, 2015 to October 2, 2017	October 1, 2015 to October 2, 2017
Measurement period – tranche 2	August 5, 2015 to October 2, 2018	October 1, 2015 to October 2, 2018
Barrier price	CAGR 20% per annum over measurement period	CAGR 20% per annum over measurement period
Share price at grant date	$0.047	$0.058
Expected price volatility of the Company’s shares	120%	120%
Expected dividend yield	Nil	Nil
Risk-free interest rate	2.12%	1.94%

Summary of Total Expenses Arising From Share-based Payment Transactions

Total expenses arising from share-based payment transactions recognized during the period as part of employee benefit expense were as follows:

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$
Employee share-based payment expense	2,263,843	862,227

	2,263,843	862,227

Equity incentive plan [member]
Summaries of Options Granted Under EIP

Set out below are summaries of options granted under the EIP:

2018 Grant date	Expiry date	Exercise price	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Forfeited during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
December 23, 2013	June, 30, 2018	0.0774	1,515,752	—	—	(1,515,752)	—	—
January 24, 2014	June, 30, 2018	0.0774	165,116	—	—	(165,116)	—	—

Total			1,680,868	—	—	(1,680,868)	—	—

Weighted average exercise price		0.0774					—
2017 Grant date	Expiry date	Exercise price	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Forfeited during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
December 23, 2013	June, 30, 2018	0.0774	1,515,752	—	—	—	1,515,752	1,515,752
January 24, 2014	June, 30, 2018	0.0774	165,116	—	—	—	165,116	165,116

Total			1,680,868	—	—	—	1,680,868	1,680,868

Weighted average exercise price		0.0774					0.0774
2016 Grant date	Expiry date	Exercise price	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Forfeited during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
December 23, 2013	June, 30, 2018	0.0774	1,515,752	—	—	—	1,515,752	1,515,752
January 24, 2014	June, 30, 2018	0.0774	165,116	—	—	—	165,116	165,116

Total			1,680,868	—	—	—	1,680,868	1,680,868

Weighted average exercise price		0.0774					0.0774

Non Executive Directors [member] | Stock Option 1 [member]
Summaries of Options Granted Under EIP

Set out below are summaries of performance rights granted with shareholders’ approval.

2018 Grant date	Type of performance right granted	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
November 14, 2014	Director rights	0.037	857,844	—	(857,844)	—	—	—
November 25, 2016	Director rights	0.038	10,023,350	—	(1,814,249)	—	8,209,101	—
November 17, 2017	Director rights	0.024	—	13,272,356	—	—	13,272,356	—

Total			10,881,194	13,272,356	(2,672,093)	—	21,481,457	—

2017 Grant date	Type of performance right granted	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
November 14, 2014	Director rights	0.037	3,431,373	—	(2,573,529)	—	857,844	—
November 25, 2016	Director rights	0.038	—	10,023,350	—	—	10,023,350	—

Total			3,431,373	10,023,350	(2,573,529)	—	10,881,194	—

2016 Grant date	Type of performance right granted	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
November 14, 2014	Director rights	0.037	6,004,902	—	(2,573,529)	—	3,431,373	—

Total			6,004,902	—	(2,573,529)	—	3,431,373	—

Ridgeback Capital Investments and Trout Group LLC. [member] | Stock Option 1 [member]
Summaries of Options Granted Under EIP

Set out below is a summary of the options granted to both parties:

2018 Grant date	Expiry date	Exercise price	Balance at start of the year	Granted during the year	Exercised during the year	Forfeited during the year	Balance at end of the year	Vested and exercisable at end of the year
			Number	Number	Number	Number	Number	Number
July 31, 2015	August 5,2020	0.0237	371,445,231	—	—	—	371,445,231	371,445,231
July 31, 2015	August 5, 2021	0.025	8,475,995	—	—	—	8,475,995	8,475,995
October 30, 2015	October 30, 2020	0.057	793,103	—	—	—	793,103	793,103
March 7, 2016	March 7, 2021	0.040	1,026,272	—	—	—	1,026,272	1,026,272
Total			381,740,601	—	—	—	381,740,601	381,740,601